Equity (Summary of RSUs and PSUs Activity) (Details) - RSUs and PSUs [Member]	6 Months Ended
Jun. 30, 2019 $ / shares shares
Number of RSUs and PSUs
Unvested RSUs outstanding, beginning | shares	1,422,887
Granted | shares	1,541,482
Vested | shares	(267,840)
Forfeited | shares	(163,644)
Unvested RSUs and PSUs outstanding, ending | shares	2,532,885
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 20.17
Granted | $ / shares	26.58
Forfeited | $ / shares	20.43
Vested | $ / shares	21.02
Unvested RSUs and PSUs outstanding, ending | $ / shares	$ 23.99